Derivative Instruments and Other Hedging Activities - Reconciliation of Gross Amounts in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments And Hedging Activities [Line Items]
Derivative assets subject to master netting arrangements, Gross Amounts	$ 26,422	$ 35,202
Derivative liabilities subject to master netting arrangements, Gross Amounts	10,620	27,783
Derivative assets subject to master netting arrangements, Gross Amounts Not Offset	26,422	34,703
Derivative liabilities subject to master netting arrangements, Gross Amounts Not Offset	5,201	13,934
Derivatives [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative assets subject to master netting arrangements, Gross Amounts Not Offset		(499)
Derivative liabilities subject to master netting arrangements, Gross Amounts Not Offset		(499)
Collateral [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative assets subject to master netting arrangements, Gross Amounts Not Offset
Derivative liabilities subject to master netting arrangements, Gross Amounts Not Offset	(5,419)	(13,350)
Interest Rate Contracts [Member] | Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative assets subject to master netting arrangements, Gross Amounts		499
Derivative liabilities subject to master netting arrangements, Gross Amounts		1,843
Derivative assets subject to master netting arrangements, Gross Amounts Not Offset
Derivative liabilities subject to master netting arrangements, Gross Amounts Not Offset		1,344
Interest Rate Contracts [Member] | Not Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative assets subject to master netting arrangements, Gross Amounts	10,621	25,940
Derivative liabilities subject to master netting arrangements, Gross Amounts	10,620	25,940
Derivative assets subject to master netting arrangements, Gross Amounts Not Offset	10,621	25,940
Derivative liabilities subject to master netting arrangements, Gross Amounts Not Offset	5,201	12,590
Interest Rate Contracts [Member] | Derivatives [Member] | Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative assets subject to master netting arrangements, Gross Amounts Not Offset		(499)
Derivative liabilities subject to master netting arrangements, Gross Amounts Not Offset		(499)
Interest Rate Contracts [Member] | Derivatives [Member] | Not Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative assets subject to master netting arrangements, Gross Amounts Not Offset
Derivative liabilities subject to master netting arrangements, Gross Amounts Not Offset
Interest Rate Contracts [Member] | Collateral [Member] | Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative assets subject to master netting arrangements, Gross Amounts Not Offset
Derivative liabilities subject to master netting arrangements, Gross Amounts Not Offset
Interest Rate Contracts [Member] | Collateral [Member] | Not Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative assets subject to master netting arrangements, Gross Amounts Not Offset
Derivative liabilities subject to master netting arrangements, Gross Amounts Not Offset	(5,419)	(13,350)
Written and Purchased Options [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative assets subject to master netting arrangements, Gross Amounts	15,801	8,763
Derivative assets subject to master netting arrangements, Gross Amounts Not Offset	15,801	8,763
Written and Purchased Options [Member] | Derivatives [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative assets subject to master netting arrangements, Gross Amounts Not Offset
Written and Purchased Options [Member] | Collateral [Member]
Derivative Instruments And Hedging Activities [Line Items]
Derivative assets subject to master netting arrangements, Gross Amounts Not Offset